INVENTORIES	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 4 - INVENTORIES	At June 30, 2017 and December 31, 2016 the inventory balances are composed of:
	2017	2016

Machinery & Equipment	$464,646	$-
Parts	97,455	-
	$562,101	$-